Commitments and Contingencies - Additional Information (Detail)					1 Months Ended	6 Months Ended		12 Months Ended					1 Months Ended		6 Months Ended		6 Months Ended					6 Months Ended				1 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jan. 31, 2012	Jun. 30, 2013 Insurance Claims [Member] USD ($)	Jun. 30, 2013 Vessels [Member] USD ($)	Nov. 30, 2012 Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Teekay Offshore [Member] NOK	Dec. 31, 2010 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] NOK	Jun. 30, 2013 Teekay Offshore [Member] Insurance Claims [Member] USD ($)	Jun. 30, 2013 Teekay Offshore [Member] Insurance Claims [Member] NOK	Feb. 28, 2012 Teekay LNG [Member] Vessel	Jun. 30, 2013 Teekay LNG [Member]	Jun. 30, 2013 Exmar LPG BVBA [Member] USD ($) Vessel	Jun. 30, 2013 Exmar LPG BVBA [Member] Teekay LNG Exmar LPG BVBA Joint Venture [Member]	Jun. 30, 2013 RasGas II LNG Carriers [Member] Vessel	Jun. 30, 2013 RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)	Jun. 30, 2013 RasGas II LNG Carriers [Member] Teekay LNG [Member] USD ($)	Jun. 30, 2013 RasGas II LNG Carriers [Member] Teekay LNG [Member] Letter of Credit [Member] USD ($)	Jun. 30, 2013 2014 and 2016 [Member] Exmar LPG BVBA [Member] Vessel	Jun. 30, 2013 Shuttle tankers [Member] Vessel	Jun. 30, 2013 LNG carriers [Member] Vessel	Jun. 30, 2013 FSO [Member] Vessel	Jun. 30, 2013 FPSO [Member] Vessel	Apr. 08, 2013 LR II Product Tanker [Member] Vessel DWT	Jun. 30, 2013 LR II Product Tanker [Member] USD ($) Vessel
Long-term Purchase Commitment [Line Items]
Number of vessels													6		8		3					2	2	2	1		4
Estimated purchase price				$ 1,800,000,000											$ 364,500,000
Payment made towards commitments				678,400,000											28,800,000
Capitalized interest and other miscellaneous construction costs				38,800,000
Estimated remaining payments required to be made under new building and conversion contracts in remainder of 2013				213,300,000											23,700,000												17,000,000
Estimated remaining payments required to be made under new building and conversion contracts in remainder of 2014				431,900,000											172,800,000												8,500,000
Estimated remaining payments required to be made under new building and conversion contracts in remainder of 2015				150,000,000											69,600,000												89,000,000
Estimated remaining payments required to be made under new building and conversion contracts in remainder of 2016				343,100,000											69,600,000												63,500,000
Weight capacity in dead-weight tonne																										113,000
Number of additional vessels																										12
Percentage of first installment																											10.00%
Number of new building carriers																					8
Percentage of ownership in joint venture arrangement		50.00%												52.00%		50.00%
Purchase price of acquisition					55,000,000
Period of charter contract					10 years
Claim sought for damages						35,100,000	213,000,000											12,000,000
Liability recognized in legal proceedings									12,500,000	76,000,000
Liability recognized in legal costs						47,800,000	290,000,000
Loss contingency, interest accrual							66,000,000
Loss contingency, legal costs accrual							11,000,000
Accounts receivable											47,800,000	290,000,000
Term of capital leases																	Teekay Nakilat Corporation (or Teekay Nakilat), a subsidiary of Teekay LNG, is the lessee under 30-year capital lease arrangements with a third party for three LNG Carriers (or the RasGas II Leases).
Estimated shares of lease rental increase claim																			29,000,000	10,000,000
Share of potential exposure																	70.00%
Recovery from deductible insurance coverage			800,000
Maximum recovery of capital lease	120,000,000
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary								$ 35,000,000
Additional interest acquired by subsidiary								33.00%
Percentage of Joint venture interests						29.90%	29.90%	33.00%